                                                                               .
                                                                               .
                                                                               .

             AIM CORE ALLOCATION PORTFOLIO SERIES                                       AIM GROWTH SERIES

                           Series C                                                   AIM Basic Value Fund
                           Series M                                             AIM Conservative Allocation Fund
             Supplement dated July 26, 2007 to the                                   AIM Global Equity Fund
              Statement of Additional Information                                  AIM Growth Allocation Fund
                    dated December 14, 2006                                        AIM Income Allocation Fund
   as supplemented February 28, 2007, March 23, 2007, March                     AIM International Allocation Fund
          30, 2007, April 24, 2007 and June 29, 2007                              AIM Mid Cap Core Equity Fund
                                                                                  AIM Moderate Allocation Fund
                  AIM COUNSELOR SERIES TRUST                                   AIM Moderate Growth Allocation Fund
                                                                           AIM Moderately Conservative Allocation Fund
                     AIM Multi-Sector Fund                                          AIM Small Cap Growth Fund
                   AIM Structured Core Fund                                   Supplement dated July 26, 2007 to the
                  AIM Structured Growth Fund                                   Statement of Additional Information
                   AIM Structured Value Fund                            dated May 1, 2007, as supplemented June 29, 2007
             Supplement dated July 26, 2007 to the
              Statement of Additional Information                                   AIM Independence Now Fund
                    dated December 29, 2006                                        AIM Independence 2010 Fund
      as supplemented February 28, 2007, March 12, 2007,                           AIM Independence 2020 Fund
               March 23, 2007 and June 29, 2007                                    AIM Independence 2030 Fund
                                                                                   AIM Independence 2040 Fund
                    AIM Floating Rate Fund                                         AIM Independence 2050 Fund
             Supplement dated July 26, 2007 to the                            Supplement dated July 26, 2007 to the
              Statement of Additional Information                              Statement of Additional Information
                    dated December 29, 2006                                             dated May 1, 2007
     as supplemented February 28, 2007, March 23, 2007 and                        as supplemented June 29, 2007
                         June 29, 2007
                                                                                 AIM INTERNATIONAL MUTUAL FUNDS
              AIM Select Real Estate Income Fund
             Supplement dated July 26, 2007 to the                                AIM Asia Pacific Growth Fund
              Statement of Additional Information                                   AIM European Growth Fund
     dated March 12, 2007 as supplemented March 23, 2007,                       AIM Global Aggressive Growth Fund
                 May 8, 2007 and June 29, 2007                                       AIM Global Growth Fund
                                                                               AIM International Core Equity Fund
                       AIM EQUITY FUNDS                                           AIM International Growth Fund
                                                                              Supplement dated July 26, 2007 to the
                 AIM Capital Development Fund                    Statement of Additional Information dated February 28, 2007 as
                       AIM Charter Fund                            supplemented March 23, 2007, May 8, 2007 and June 29, 2007
                    AIM Constellation Fund
                 AIM Diversified Dividend Fund                                        AIM INVESTMENT FUNDS
                AIM Large Cap Basic Value Fund
                   AIM Large Cap Growth Fund                                             AIM China Fund
Statement of Additional Information dated February 28, 2007 as                     AIM Developing Markets Fund
  supplemented March 23, 2007, May 8, 2007 and June 29, 2007                       AIM Global Health Care Fund
                                                                               AIM International Total Return Fund
                        AIM FUNDS GROUP                                                  AIM Japan Fund
                                                                                      AIM LIBOR Alpha Fund
                    AIM Basic Balanced Fund                                         AIM Trimark Endeavor Fund
                AIM European Small Company Fund                                         AIM Trimark Fund
                     AIM Global Value Fund                                      AIM Trimark Small Companies Fund
             AIM International Small Company Fund                             Supplement dated July 26, 2007 to the
                 AIM Mid Cap Basic Value Fund                      Statement of Additional Information dated February 28, 2007
                    AIM Select Equity Fund                               as supplemented March 23, 2007, March 30, 2007,
                   AIM Small Cap Equity Fund                          April 10, 2007, April 24, 2007, May 8, 2007, June 29,
             Supplement dated July 26, 2007 to the                                   2007 and July 20, 2007
              Statement of Additional Information
                       dated May 1, 2007
                 as supplemented June 29, 2007

                AIM INVESTMENT SECURITIES FUNDS                     Premier U.S. Government Money Portfolio - Institutional Class
                                                                                Supplement dated July 26, 2007 to the
                  AIM Global Real Estate Fund                                    Statement of Additional Information
                      AIM High Yield Fund                                              dated December 14, 2006
                        AIM Income Fund                                 as supplemented February 28, 2007, March 23, 2007 and
               AIM Intermediate Government Fund                                             June 29, 2007
              AIM Limited Maturity Treasury Fund
                     AIM Money Market Fund                                           SHORT-TERM INVESTMENT TRUST
                    AIM Municipal Bond Fund
                     AIM Real Estate Fund                                               Cash Assets Portfolio
                   AIM Short Term Bond Fund                                     Supplement dated July 26, 2007 to the
                  AIM Total Return Bond Fund                                     Statement of Additional Information
             Supplement dated July 26, 2007 to the                                     dated December 14, 2006
              Statement of Additional Information                       as supplemented February 28, 2007, March 23, 2007 and
                    dated November 17, 2006                                                 June 29, 2007
      as supplemented December 13, 2006, January 25, 2007
     February 28, 2007, March 23, 2007, April 13, 2007 and                          Government & Agency Portfolio
                         June 29, 2007                                          Supplement dated July 26, 2007 to the
                                                                                 Statement of Additional Information
                        AIM STOCK FUNDS                                                dated December 14, 2006
                                                                 as supplemented February 28, 2007, March 23, 2007, May 24, 2007 and
                       AIM Dynamics Fund                                                    June 29, 2007
                    AIM S&P 500 Index Fund
              Statement of Additional Information                                 Government TaxAdvantage Portfolio
                    dated November 17, 2006                                     Supplement dated July 26, 2007 to the
     as supplemented December 13, 2006, February 28, 2007,                       Statement of Additional Information
         March 23, 2007, May 1, 2007 and June 29, 2007               dated December 14, 2006 as supplemented February 28, 2007,
                                                                                  March 23, 2007 and June 29, 2007
                        AIM SUMMIT FUND
                                                                                       Liquid Assets Portfolio
             Supplement dated July 26, 2007 to the                              Supplement dated July 26, 2007 to the
              Statement of Additional Information                                Statement of Additional Information
   dated February 28, 2007, March 23, 2007, May 8, 2007 and                            dated December 14, 2006
                         June 29, 2007                           as supplemented February 28, 2007, March 23, 2007, May 31, 2007 and
                                                                                            June 29, 2007
                 AIM TREASURER'S SERIES TRUST
                                                                                        STIC Prime Portfolio
                      Investor Classes of                                       Supplement dated July 26, 2007 to the
                                                                                 Statement of Additional Information
                       Premier Portfolio                                               dated December 14, 2006
                 Premier Tax-Exempt Portfolio                            as supplemented February 28, 2007, March 23, 2007,
            Premier U.S. Government Money Portfolio                                       May 31, 2007 and
             Supplement dated July 26, 2007 to the                                          June 29, 2007
              Statement of Additional Information
                    dated December 14, 2006                                              Treasury Portfolio
      as supplemented February 28, 2007, March 23, 2007,                        Supplement dated July 26, 2007 to the
                May 31, 2007 and June 29, 2007                                   Statement of Additional Information
                                                                                       dated December 14, 2006
            Premier Portfolio - Institutional Class                     as supplemented February 28, 2007, March 23, 2007 and
             Supplement dated July 26, 2007 to the                                          June 29, 2007
              Statement of Additional Information
                    dated December 14, 2006
      as supplemented February 28, 2007, March 23, 2007,
                May 31, 2007 and June 29, 2007

      Premier Tax-Exempt Portfolio - Institutional Class
             Supplement dated July 26, 2007 to the
              Statement of Additional Information
                    dated December 14, 2006
     as supplemented February 28, 2007, March 23, 2007 and
                         June 29, 2007

The information pertaining to Stephen M. Johnson appearing under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix C in the Statement of Additional Information is deleted in its entirety.